Social Security and Other Taxes	12 Months Ended
Dec. 31, 2017
Social Security and Other Taxes
Social Security and Other Taxes	9. Social Security and Other Taxes

	December 31,	December 31,
	2017	2016
	(€ in thousands)
Value added tax	396	395
Wage tax	—	—
	396	395
All receivables are considered short-term and due within one year.